Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

Supplemental Schedule

SKYWEST, INC. EMPLOYEES’ RETIREMENT PLAN

EIN 87-0292166, Plan 001

Form 5500, Schedule H, Part IV, Line 4i — Schedule of Assets (Held at End of Year)

As of December 31, 2025

		(c) Description of investment including
	(b) Identity of issue, borrower,	maturity date, rate of interest,
(a)	lessor, or similar party	collateral, par, or maturity value	(e) Current value

	The Vanguard Group	Vanguard Institutional Index Instl Plus	$235,257,141

	T. Rowe Price	T. Rowe Price Blue Chip Growth Trust T2	146,348,894

	Various	Self-Directed Brokerage Accounts	136,687,708

	T. Rowe Price	T. Rowe Price Retirement 2040 Trust C	92,897,810

	T. Rowe Price	T. Rowe Price Retirement 2045 Trust C	84,852,498

	T. Rowe Price	T. Rowe Price Retirement 2030 Trust C	80,745,270

	T. Rowe Price	T. Rowe Price Retirement 2035 Trust C	80,307,421

	T. Rowe Price	T. Rowe Price Retirement 2050 Trust C	63,358,491

	T. Rowe Price	T. Rowe Price Stable Value Common Trust P	54,342,959

	MFS	MFS Value R3	50,267,224

	T. Rowe Price	T. Rowe Price Retirement 2055 Trust C	48,649,412

	Capital Group	American Funds EUPAC Fund Class R-6	44,954,786

	T. Rowe Price	T. Rowe Price Diversified Mid-Cap Growth Fund I	43,251,026

	The Vanguard Group	Vanguard Extended Market Index Inst	42,448,625

	T. Rowe Price	T. Rowe Price Retirement 2060 Trust C	42,114,388

	Dodge & Cox	Dodge & Cox Income X	41,522,531

	Wasatch Global Investors	Wasatch Small Cap Value I	37,751,319

	Wasatch Global Investors	Wasatch Small Cap Growth Fund	34,053,717

	MFS	MFS International Intrinsic Value R3	33,410,911

	T. Rowe Price	T. Rowe Price Retirement 2025 Trust C	30,523,095

	Fidelity	Fidelity Low Priced Stock Fund K6	29,458,130

	PIMCO	PIMCO Income Institutional	19,697,663

	The Vanguard Group	Vanguard Total Intl Stock Index Instl	17,633,999

	The Vanguard Group	Vanguard Total Bond Market Index Inst	16,347,612

	JPMorgan	JPMorgan Mid Cap Value R6	16,119,942

	T. Rowe Price	T. Rowe Price International Discovery	14,186,102

	The Vanguard Group	Vanguard Cash Reserves Federal Money Market Fund	13,820,207

	The Vanguard Group	Vanguard Equity Income Admiral	10,744,575

	T. Rowe Price	T. Rowe Price Retirement 2020 Trust C	10,727,222

	T. Rowe Price	T. Rowe Price Retirement 2065 Trust C	9,810,202

	The Vanguard Group	Vanguard Emerging Mkts Stock Index Admiral	7,063,351

	The Vanguard Group	Vanguard Real Estate Index Admiral	6,411,503

	Fidelity	Fidelity Inflation-Protected Bond Index	3,307,343

	T. Rowe Price	T. Rowe Price Retirement 2010 Trust C	1,986,599

	T. Rowe Price	T. Rowe Price Retirement 2015 Trust C	1,965,252

	T. Rowe Price	T. Rowe Price Retirement 2005 Trust C	1,606,128

	T. Rowe Price	T. Rowe Price Retirement Balanced Fund Trust C	931,778

	The Vanguard Group	Vanguard Federal Money Market Fund	130,370

*	SkyWest, Inc.	SkyWest, Inc. Common Stock Fund	47,116,991

*	SkyWest, Inc.	Interest-bearing cash equivalents	1,494,515

*	Plan participants	Notes receivable from participants at 4.25% - 9.50% interest, with maturity dates from 2026 through 2035, collateralized by the respective participants’ account balances	15,373,677

			$1,669,678,387

*      Indicates a party-in-interest to the Plan.

Column (d), cost information, is not included as all investments are participant-directed.

See accompanying Report of Independent Registered Public Accounting Firm.